Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$938,942,865	$—	$—	$938,942,865
Common stock	282,275,815	—	—	282,275,815
Total investments in the fair value hierarchy	$1,221,218,680	$—	$—	1,221,218,680
Investments measured at net asset value (1)				37,369,415
Investments at fair value				$1,258,588,095

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$818,292,564	$—	$—	$818,292,564
Common stock	258,032,081	—	—	258,032,081
Total investments in the fair value hierarchy	$1,076,324,645	$—	$—	1,076,324,645
Investments measured at net asset value (1)				42,368,816
Investments at fair value				$1,118,693,461

(1)Investments in our CCT that are measured at net asset value per share equivalent are not classified in the fair value hierarchy. The fair value amounts presented are intended to reconcile the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

T. Rowe Price Stable Value Common Trust Fund	$37,369,415	n/a	Daily	12 months

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

T. Rowe Price Stable Value Common Trust Fund	$42,368,816	n/a	Daily	12 months